Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 28,897	$ 59,718
Accrued expenses and other liabilities	23,745	26,366
Accrued interest	7,373	6,239
Restructuring provision	1,156
Warranty provision	4,107	5,801
Deferred revenue	999	1,517
Total trade and other payables	$ 66,277	$ 99,641